FILE NO. 2-27539

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 9, 2011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 61	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 47	[X]
(Check appropriate box or boxes)

ARMSTRONG ASSOCIATES, INC.
(Exact Name of Registrant as Specified in Charter)

750 North St. Paul St., Suite 1300, Dallas, Texas	75201
(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, including Area Code: (214) 720-9101

C. K. Lawson
President
Armstrong Associates, Inc.
750 North St. Paul St.
Suite 1300
Dallas, Texas 75201
(Name and Address for Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(i)
[ ]	on November 23, 2010 pursuant to paragraph (a)(i)
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED	COMMON STOCK ($1.00 PAR VALUE)

EXPLANATORY NOTE
This Post-Effective Amendment No. 61 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 60 filed October 28, 2011, and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, and the State of Texas, on November 9, 2011.

ARMSTRONG ASSOCIATES, INC.

By:	/s/ Candace L. Bossay
Candace L. Bossay,
Vice President

Pursuant to the requirements of the Securities Exchange Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on November 9, 2011.

Signature	Title

C.K. LAWSON*	President, Treasurer and Director
(Principal Executive Officer and Principal Financial and Accounting Officer)

EUGENE P. FRENKEL*	Director

CRUGER S. RAGLAND*	Director

ANN REED DITTMAR*	Director

GEORGE Y. BANKS*	Director

*By:	/s/ Candace L. Bossay
Candace L. Bossay Attorney-in-Fact under Power of Attorney filed as Exhibit 15

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase